Annual Fund Operating Expenses	Mar. 25, 2025
Thornburg Investment Grade Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[2]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.35%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 26, 2026
Thornburg High Income Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[5]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.35%)	[6]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 26, 2026

[1]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[2]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
[3]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 26, 2026, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.
[4]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[5]	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.
[6]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 26, 2026, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.